Net fee and commission income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Underwriting Fees	$ 122	$ 203	$ 393	$ 324	$ 813
M&A and corporate finance fees	220	237	330	456	568
Brokerage fees	870	1,078	1,037	1,948	2,395
Investment fund fees	1,233	1,388	1,405	2,621	2,842
Portfolio management and related services	2,298	2,463	2,426	4,761	4,710
Other	492	501	456	993	917
Total fee and commission income	5,235	5,868	6,047	11,103	12,244
Fee and commission expense	450	485	484	934	962
Net fee and commission income	4,785	5,384	5,563	10,169	11,282
Global Wealth Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	3,281	3,637	3,585
Personal & Corporate Banking
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	422	447	400
Asset Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	720	762	805
Investment Bank
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	811	1,018	1,248
Group Functions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	1	4	9
of which: recurring
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	3,593	3,860	3,823	7,452	7,444
of which: transaction-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	1,632	1,989	2,182	3,621	4,664
of which: performance-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	$ 10	$ 19	$ 42	$ 29	$ 136